SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-187767

Investment Company Act File No. 811-22821

Eaton Vance Floating-Rate Income Plus Fund

Name of Registrant

Two International Place, Boston, MA 02110

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act").

(1)	Title of Class of Securities to be Redeemed:
Variable Rate Term Preferred Shares (“VRTP”) Series C-1
(2)	Date on Which the Securities are to be Redeemed:
The VRTP will be redeemed on June 16, 2021.
(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:
Article II, Section 1.6 of Appendix I to the Fund’s Amended and Restated By-Laws
(4)	Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:
The Fund intends to redeem all outstanding VRTP, as set forth below:

Series	Number of Shares
C-1	190

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 17th day of May, 2021.

EATON VANCE FLOATING-RATE INCOME PLUS FUND

By: /s/ Maureen A. Gemma

Name: Maureen A. Gemma

Title: Secretary